S-K 1603(a)(9) Restrictions on Selling Securities	Sep. 15, 2026
Rights Class A Ordinary Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	180 days after the effective date of the registration statement of which this prospectus forms a part
SPAC Sponsor, Persons and Entities Subject to Restrictions	Our directors, officers and Oceanhawk II Sponsor (including any members)
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Transfers permitted (i) with the prior written consent of StoneX Financial Inc. and (ii) to any transfer of founder shares to any current officer or current or future director of the Company (as long as such current officer or current or future director transferee is subject to the letter agreement or executes an agreement substantially identical to the terms of letter agreement, as applicable to directors and officers at the time of such transfer; and as long as, to the extent any Section 16 reporting obligation is triggered as a result of such transfer, any related Section 16 filing includes a practical explanation as to the nature of the transfer)
Founder Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	180 days after the completion of our initial business combination. Notwithstanding the above, 100% of any founder shares will become immediately transferable, subsequent to any initial business combination, (x) if the last reported sale price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, rights issuances, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 90 days after our initial business combination or (y) the date on which we complete a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of our public shareholders having the right to exchange their ordinary shares for cash, securities or other property.
SPAC Sponsor, Persons and Entities Subject to Restrictions	Our directors, officers and Oceanhawk II Sponsor (including any members)
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Transfers permitted to (a) (i) Oceanhawk II Sponsor’s members, (ii) the directors or officers of the Company, Oceanhawk II Sponsor or Oceanhawk II Sponsor’s members, (iii) any affiliates or family members of the directors or officers of the Company, Oceanhawk II Sponsor, Oceanhawk II Sponsor’s members, (iv) any members or partners of Oceanhawk II Sponsor or Oceanhawk II Sponsor’s members, or their respective affiliates, or any affiliates of Oceanhawk II Sponsor or Oceanhawk II Sponsor’s members, or any employees of such affiliates; (b) in the case of an individual, by gift to a member of the individual’s immediate family or to a trust, the beneficiary of which is a member of the individual’s immediate family, an affiliate of such person, or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of the individual; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) in the case of a trust by distribution to one or more permissible beneficiaries of such trust; (f) by private sales or in connection with the consummation of a business combination at prices no greater than the price at which the securities were originally purchased; (g) to us for no value for cancellation in connection with the consummation of our initial business combination; (h) in the event of our liquidation prior to our completion of our initial business combination; (i) by virtue of the laws of Delaware law, by virtue of Oceanhawk II Sponsor’s limited liability agreement or other constitutional, organizational or formational documents, as amended, upon dissolution of Oceanhawk II Sponsor or by virtue of the constitutional, organization or formational documents of a subsidiary of Oceanhawk II Sponsor that holds the relevant securities, upon liquidation or dissolution of such subsidiary; or (j) in the event of our completion of a liquidation, merger, share exchange, reorganization or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property subsequent to our completion of our initial business combination; provided, however, that in the case of clauses (a) through (e) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions.
Private Placement Units [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	30 days after the completion of our initial business combination and 180 days after the effective date of the registration statement of which this prospectus forms a part (FINRA Rule 5110(e)(1))
SPAC Sponsor, Persons and Entities Subject to Restrictions	Our directors, officers, Oceanhawk II Sponsor (including any members) and StoneX Financial Inc. and StoneX Financial Inc.
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Same as above and 180 days after the effective date of the registration statement of which this prospectus forms a part (FINRA Rule 5110(e)(1))
Units Conversion Of Working Capital Loans [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	30 days after the completion of our initial business combination
SPAC Sponsor, Persons and Entities Subject to Restrictions	Our directors, officers and Oceanhawk II Sponsor (including any members)
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Same as above